BUSINESS ACQUISITIONS - Perimeter Solutions Cash Summary (Details) $ in Thousands	Nov. 09, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Capital contribution from EverArc	$ 315,807
Proceeds from PIPE Subscribers	1,150,000
Senior Notes, net of issue costs	663,970
Total	$ 2,129,777